Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.24	12.31.23	12.31.24	12.31.23
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	100	100	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Banco GGAL S.A.	1,244,048,856	—	99.99%	—%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,887	100.00%	100.00%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.	1,791,487	—	100.00%	—%
GGAL Holdings S.A.	748,712,987,065	—	100.00%	—%
GGAL Participaciones S.A.U.	11,513,929	—	100.00%	—%
GGAL Seguros S.A.(*)	37,855,000	—	100.00%	—%
GGAL Seguros de Retiro S.A.(*)	49,803,430	—	100.00%	—%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	—	100.00%	—%
INVIU México S.A.P.I. de C.V.	1,500	—	100.00%	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	—	100.00%	—%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	300,000,000	300,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Nera Paraguay S.A.	1,000	—	100.00%	—%
Nera Uruguay S.A.	30,133	10,000	100.00%	100.00%
NHI(UK) Limited	19,000,000	—	100.00%	—%
N-xers S.A. de C.V.	405,816,000	—	100.00%	—%
Sudamericana Holding S.A.	32,717,429	32,717,429	100.00%	100.00%
Sudamericana Seguros Galicia S.A.(*)	4,512,697,946	4,512,697,946	99.43%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Vestly Asset Management LLC	100	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	—	100.00%	—%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	3,381,044	1,890,258	1,490,786	(3,725,267)
Agri Tech Investments LLC	1,654,863	153,508	1,501,355	(2,391,008)
Banco de Galicia y Buenos Aires S.A.U.	23,505,953,188	18,732,152,087	4,773,801,101	1,472,223,337
Banco GGAL S.A. (**)	6,131,357,353	4,523,001,988	1,608,355,365	(177,773,065)
Galicia Asset Management S.A.U.	92,776,086	34,622,532	58,153,554	74,097,938
Galicia Broker Asesores de Seguros S.A.	3,097,452	1,039,828	2,057,624	2,709,592
Galicia Capital US LLC	4,044,746	1,628,435	2,416,311	(1,363,857)
Galicia Holdings US Inc.	5,601,702	—	5,601,702	(2,070,785)
Galicia Investments LLC	26,466	—	26,466	(12,875)
Galicia Retiro Compañía de Seguros S.A.U. (***)	6,647,909	6,177,906	470,003	(1,387,891)
Galicia Securities S.A.U.	178,224,997	137,552,002	40,672,995	26,339,474
Galicia Seguros S.A.U. (***)	53,612,927	27,068,545	26,544,382	3,308,011
Galicia Ventures LP	2,646,633	—	2,646,633	(1,127,333)
Galicia Warrants S.A.	13,455,580	4,229,671	9,225,909	1,124,242
GGAL Asset Management S.A. S.G.F.C.I. (**)	24,585,321	5,209,384	19,375,937	689,708
GGAL Holdings S.A. (**)	1,771,916,609	4,290,320	1,767,626,289	(185,723,592)
GGAL Participaciones S.A.U. (**)	7,952,338	1,948,462	6,003,876	(2,896,417)
GGAL Seguros S.A. (**)	258,770	201,772	56,998	7,503
GGAL Seguros de Retiro S.A. (**)	383,457	345,924	37,533	3,003
IGAM LLC	22,359,939	3,177	22,356,762	(12,658,998)
INVIU S.A.U.	136,948,914	126,923,384	10,025,530	(8,297,105)
INVIU Capital Markets Limited	2,446,707	280,652	2,166,055	122,012
INVIU Manager Investment Ltd.	132,487	25,221	107,266	(4,204)
INVIU México S.A.P.I. de C.V.	86	—	86	74
INVIU Perú S.A.B. S.A.C.	740,515	193,454	547,061	(144,147)
INVIU Technology Limited	277,617	167,942	109,675	103,974
INVIU Uruguay Agente de Valores S.A.	3,340,409	1,682,440	1,657,969	3,207
Naranja Digital Compañía Financiera S.A.U.	1,753,107,299	1,661,763,417	91,343,882	55,215,460
Nera Paraguay S.A.	153,508	—	153,508	(29,579)
Nera Uruguay S.A.	2,265	23,354	(21,089)	(20,563)
NHI(UK) Limited	22,428,400	—	22,428,400	64,707
N-xers S.A. de C.V.	22,428,936	—	22,428,936	44,120
Sudamericana Holding S.A. (***)	45,238,985	1,194,950	44,044,035	(18,035,597)
Sudamericana Seguros Galicia S.A. (***)	276,974,673	264,190,792	12,783,881	(24,246,120)
Tarjeta Naranja S.A.U.	3,752,961,601	3,029,305,652	723,655,949	201,411,703
Tarjetas Regionales S.A.	875,936,093	20,639,616	855,296,477	253,404,499
Vestly Asset Management LLC	112	—	112	17
Vestly México S.A. de C.V.	81	—	81	71
Well Assistance S.A.U. (***)	78,732	23,696	55,036	49,532
____________________
(*)    Income attributable to the shareholders of the parent.
(**)Results corresponding to the month of December 2024.
(***) Results for the 12-month period ended December 31, 2024.

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	6,590,784	2,138,789	4,451,995	(1,847,597)
Agri Tech Investments LLC	3,081,466	—	3,081,466	(3,242,603)
Banco de Galicia y Buenos Aires S.A.U.	20,481,294,158	16,576,835,097	3,904,459,061	665,849,984
Cobranzas Regionales S.A.	—	—	—	(8,782,255)
Galicia Asset Management S.A.U.	68,033,711	22,552,671	45,481,040	58,400,010
Galicia Broker Asesores de Seguros S.A. (**)	3,884,222	1,269,666	2,614,556	3,468,608
Galicia Capital US LLC	95,572	—	95,572	(37,019)
Galicia Holdings US Inc.	95,591	95,572	19	9
Galicia Investments LLC	18,895	—	18,895	(17,025)
Galicia Retiro Compañía de Seguros S.A.U. (**)	9,175,317	7,317,421	1,857,896	257,187
Galicia Securities S.A.U.	136,988,036	110,218,158	26,769,878	30,219,428
Galicia Seguros S.A.U. (**)	54,157,561	20,779,602	33,377,959	16,672,843
Galicia Ventures LP	1,889,567	—	1,889,567	520,398
Galicia Warrants S.A.	13,192,880	4,485,373	8,707,507	396,039
IGAM LLC	28,358,974	5,320	28,353,654	3,525,175
INVIU S.A.U.	118,046,933	99,724,299	18,322,634	1,320,703
INVIU Capital Markets Limited	43,043	40	43,003	22,231
INVIU Technology Limited	6,596	—	6,596	(5,816)
INVIU Uruguay Agente de Valores S.A.	4,396,549	2,741,788	1,654,761	(881,065)
Naranja Digital Compañía Financiera S.A.U.	581,135,881	545,699,851	35,436,030	(15,981,726)
Nera Uruguay S.A.(****)	—	1,251	(1,251)	610
Sudamericana Holding S.A. (**)	76,849,308	5,886,538	70,962,770	27,569,329
Sudamericana Seguros Galicia S.A.(*****)	376,447,540	339,417,539	37,030,001	1,076,195
Tarjeta Naranja S.A.U.	2,619,158,876	2,059,177,310	559,981,566	67,456,378
Tarjetas Regionales S.A.	648,697,780	26,796	648,670,984	36,504,413
Well Assistance S.A.U. (***)	1,310	7,852	(6,542)	(6,542)
____________________
((*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.
Corporate Reorganization
Tarjeta Naranja S,A.U. and Cobranzas Regionales S.A.
On July 14, 2023, the Group decided to initiate the necessary steps to carry out a merger by absorption (the “Merger”), whereby Tarjeta Naranja S.A.U. (absorbing company) absorbs Cobranzas Regionales S.A. (absorbed company) effective as from October 1, 2023.
The Merger was carried out within the provisions established in Article 80, Paragraph c), and concordant articles of the Income Tax Law No. 20,628 (Ordered Text of 2019) and its regulations, with the aim, inter alia, of: (i) unifying the administration and management of both companies, with the consequent optimization of services and reduction of costs, (ii) unifying the commercial and marketing programs, (iii) increasing synergy and efficiency to provide a better and more effective customer service and a more efficient rendering of services, (iv) strengthening the payment pooling business within the economic group with the commercial experience Tarjeta Naranja S.A.U. has with its network of physical branch offices (more than 150 throughout the country), and (v) improving the organization and use of resources.
The Prior Merger Agreement was executed by the parties on December 4, 2023, having been approved by the Boards of Directors of Tarjeta Naranja S.A.U. (absorbing company) and Cobranzas Regionales (absorbed company) on the same date.
Participation in other controlled companies
During the first quarter of 2023, the Board of Directors of Grupo Financiero Galicia S.A. decided to create two companies, Galicia Investments LLC in the state of Delaware, in the United States of America, and Galicia Ventures LP in Ontario, Canada, in order to facilitate the investment initiatives within the open innovation and corporate venturing program.
On October 11, 2023, the Group acquired 99.434% of the capital stock of Seguros Sura S.A., an insurance company with insurance solutions and services for individuals and families, SMEs, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors (see Note 15.3 - Business combinations).
On October 23, 2023, the Board of Directors of the Company decided to create two companies in the United States of America, Galicia Holdings US Inc. in the state of Delaware, controlling Galicia Capital US LLC, in the state of Florida, a company aimed at attracting new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
On April 9, 2024, Grupo Galicia entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”), under which it simultaneously acquired the shareholdings that HLA directly held in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A.) (see Note 15.3- Business combinations).
On November 19, 2024, the Board of Directors of the Company together with its subsidiary Tarjetas Regionales S.A. resolved the creation of a company based in the United Mexican States called N-XERS S.A. de C.V.. This new company is controlled by NHI(UK) Limited, a subsidiary of Tarjetas Regionales S.A.
15.2        Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.24	12.31.23
Play Digital S.A.	19.75%	CABA	4,438,050	6,266,081
The movements of such investment are as follows:

Company	12.31.23	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	6,266,081	617,537	3,302,772	(5,748,340)	4,438,050

Company	12.31.22	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,909,037	5,687,822	271,616	(4,602,394)	6,266,081
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	36,533,909	25,312,455	11,221,454	(17,052,392)
(*) Balances according to financial statements as of September 31, 2024, restated in closing currency.
For more details see Schedule E.
15.3         Business combinations
Sudamericana Seguros Galicia S.A. (ex Seguros Sura S.A.)
On August 11, 2023 Sudamericana Holding S.A. entered into a share purchase agreement with Suramericana S.A. and Santa María del Sol S.A.U. (collectively “the seller”), whereby they agreed to sell their entire shareholding in Seguros Sura S.A. after approval of such transaction by the Argentine Superintendency of Insurance (Superintendencia de Seguros de la Nación, SSN).
On September 21, 2023, the SSN approved the transaction and, as a consequence, on October 11, 2023, it was materialized through the transfer of 4,512,697,946 ordinary shares with a nominal value of Ps.1 (expressed in Argentine pesos) and with one vote per share, representing 99.43% of the capital and votes of Sudamericana Seguros Galicia S.A. (formerly Seguros Sura S.A.).
The acquiree company is an insurance company that offers insurance solutions and services for individuals and families, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors who make it possible to achieve more than half of the insurer's turnover. The incorporation of the aforementioned company complements the marketing of insurance, which until now was only channeled through the Bank. Seguros Sura S.A. has 775,000 customers and 13 branch offices in the country and a network of approximately 5,000 insurance producers.
The acquired business generated, from the insurance activity, income for the Group amounting to Ps.69,809,430 and a loss of Ps.(1,070,102) for the period from the acquisition date to December 31, 2023. If such acquisition had occurred on January 1, 2023, the income would have amounted to Ps.256,553,244 and the loss would have amounted to Ps.(10,147,344).
The consideration paid for the business combination amounted to Ps.26,360,879.
The fair value of the net assets acquired as at September 30, 2023 amounted to Ps.37,890,471.
Due to the strategy of concentrating its operations in fewer countries and the need to sell the company in Argentina, the seller accepted the consideration paid. Since the latter is lower than the amount of net assets acquired, the Group recorded a gain of Ps.11,529,592 in “Share of profit from Associates and Joint Ventures.”
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	6,043,199
Investments	181,733,506
Property, Plant and Equipment	5,601,966
Reinsurance Contract Assets	37,981,302
Other Assets	29,236,364
Total Assets	260,596,337
Liabilities
Provisions	1,328,169
Insurance Contracts Liabilities	201,248,821
Other Liabilities	19,913,151
Total Liabilities	222,490,141
Net Assets	38,106,196
Non-controlling Interest (*)	(215,725)
Net Assets Acquired	37,890,471
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.
GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
On April 9, 2024, Banco Galicia together with Grupo Financiero Galicia S.A. entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”) pursuant to which they simultaneously acquire the equity interests that HLA currently holds directly in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A., the “Direct Participation”.
On September 12, 2024, the Central Bank of Argentina issued Resolution No. 309, approving the acquisition by Banco Galicia and Grupo Financiero Galicia S.A. of HSBC Latin America B.V.'s (“HLA”) shareholding in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. through a share purchase agreement.
Banco Galicia was the purchaser of 57.89% of the Direct Equity Interests, and Grupo Financiero Galicia S.A. was the purchaser of the remaining 42.11%.
Banco Galicia and Grupo Financiero Galicia S.A. simultaneously acquired, directly and indirectly, 99.99383% of the capital stock and voting rights of HSBC Bank Argentina S.A., and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%
Additionally, Grupo Financiero Galicia S.A. acquired a subordinated debt issued by Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.) in favor of HSBC Latin America Holdings (UK) Limited, for a N.V. of US$100,000.
The acquired business has 101 branches, whose geographic distribution is very similar to that of Grupo Galicia. In terms of revenue synergies, this transaction incorporates 593,330 individual and 10,141 corporate customers. In addition, a significant portion of these customers belong to the most attractive high-income segments with higher value generation and high transactionality.
As a result, Grupo Galicia became the largest private financial group in Argentina, confirming its commitment to the sustainable development and growth of the country. This transaction allows the group to generate economies of scale and strengthen its value proposition based on our three strategic pillars -experience, growth and profitability-. In this way, we will continue to differentiate ourselves from our competitors, improve the daily lives of our customers and complement our product offering, generating capabilities for the development of our businesses and stakeholders.
Furthermore, the acquisition of life and pension insurance businesses represents a strategic move in the insurance sector, adding two high-potential product segments to the group’s portfolio. This opportunity represents an excellent proposition to continue adding assets and businesses, strengthening the group’s economic and financial position, solvency and liquidity, and the sustainability of the organization.
The acquired business generated revenue for the Group of Ps. 74,847,658 and a result (loss) of Ps.(184,768,527) for the period from the acquisition date to December 31, 2024.
If the acquisition had taken place on January 1, 2024, the revenue would have been Ps 1,724,539,992, and the result would have been a profit of Ps. 46,344,327.
The transaction amount at the closing currency exchange rate amounted to Ps.1,262,930,673.
The fair value of the acquired net assets at the closing currency exchange rate amounts to Ps.1,946,905,973, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,946,706,593
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	50,417
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	148,963
Total	1,946,905,973
The fair value of the net assets acquired is currently under review and could be subject to changes within one year from the date of acquisition, in accordance with IFRS 3, however, it is estimated that no significant variations will arise from the aforementioned review.

Item	Fair Value
Assets
Cash and Due from Banks	1,423,216,225
Debt Securities at Fair Value through Profit or Loss	93,305,406
Derivative Financial Instruments	7,769,401
Repurchase Transactions	1,624,555
Other Financial Assets	313,969,788
Loans and Other Financing	2,244,454,674
Other Debt Securities	1,497,715,696
Financial Assets Pledged as Collateral	176,240,249
Investments in Equity Instruments	10,974,607
Investment in Associates and Joint Ventures	117,719,279
Property, Plant and Equipment	232,697,990
Intangible Assets Core Deposits	40,200,415
Intangible Assets	20,259,004
Deferred Income Tax Assets	72,765,009
Other Non-financial Assets	112,790,856
Non-current Assets Held for Sale	15,747,916
Total Assets	6,381,451,070
Liabilities
Deposits	3,773,249,991
Derivative Financial Instruments	5,632,717
Repurchase Transactions	13,245,078
Other Financial Liabilities	256,751,333
Financing from the Argentine Central Bank and Other Financial Institutions	6,856,473
Subordinated Debt Securities	102,634,874
Provisions	31,613,708
Deferred Income Tax Liabilities	48,768,064
Other Non-Financial Liabilities	195,682,656
Total Liabilities	4,434,434,894
Net Assets	1,947,016,176
Non-controlling Interest (*)	(110,203)
Net assets acquired	1,946,905,973
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.
The acquisition of the business at a value lower than its market value was due to a combination of strategic and negotiation factors. The seller’s intention to concentrate its operations in fewer countries led them to sell their companies in Argentina and accept the price paid. This purchase represents an investment that allows us to obtain valuable assets and key capabilities at a reduced cost, thus strengthening our competitive position. Since the price paid is lower than the fair value of the assets acquired, Grupo Galicia recorded a gain of Ps.786,610,176 in “Share of profit from Associates and Joint Ventures”.
On December 6, 2024, Grupo Galicia cancelled its obligations with HLA for a total of Ps. 1,262,654,172. This settlement was made through a bank transfer of Ps. 417,790,982, the issuance of shares for Ps. 739,572,218 (see Note 31), the issuance of a non-publicly offered negotiable obligation for Ps. 89,500,082 (US$81,158, at the exchange rate in effect on the settlement date) (see Note 27), and a liability of Ps. 15,790,890 (US$14,319.03, at the exchange rate in effect on the settlement date). The last two amounts correspond to the price adjustment agreed upon in the transaction.
Corporate Restructuring - GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
As part of the corporate restructuring of GGAL Holdings S.A., the following transactions took place:
On December 26, 2024, Grupo Financiero Galicia S.A. acquired 3,997,362 shares of GGAL Holdings S.A. from GGAL Participaciones S.A. On the same date, it acquired shares of GGAL Participaciones S.A. from Banco GGAL S.A. Additionally, Galicia Asset Management S.A.U. acquired Banco GGAL S.A.'s 43.5608% stake in GGAL Asset Management S.A. S.G.F.C.I.
On December 30, 2024, Banco Galicia and Grupo Financiero Galicia S.A. contributed all of their shares in GGAL Participaciones S.A. to GGAL Holdings S.A. in kind, with GGAL Participaciones S.A. becoming GGAL Participaciones S.A.U. This modification was registered with the Public Registry of Commerce on February 3, 2025.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of the companies involved resolved to initiate the necessary steps to carry out a corporate reorganization. The objective is to improve the organization and use of resources, as well as to achieve a more effective and efficient technical and administrative management.
The Corporate Reorganization will consist of a spin-off-merger and mergers by absorption, in accordance with the provisions of: (a) Article 88, first paragraph, subsection I, and Article 82 of the General Companies Law No. 19,550, and its amendments ("LGS"), (b) Articles 146, 151, and 152 of General Resolution 15/2024 of the IGJ, and (c) framing it as three simultaneous and interconnected business reorganizations free of taxes between entities of the same economic group under Article 80 of the Income Tax Law, consolidated text by Decree 824/2019 and its amendments (the "LIG"). See Note 54.